Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,110	$ 1,025	$ 979	$ 1,010
Provision for credit losses
Originations	76	68	154	128
Maturities	(82)	(93)	(168)	(186)
Changes in risk, parameters and exposures	164	20	376	125
Write-offs	(168)	(36)	(236)	(63)
Recoveries	13	18	20	27
Exchange rate and other	(5)	10	(17)	(29)
Balance at end of period	1,108	1,012	1,108	1,012
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	301	249	274	251
Provision for credit losses
Transfers to Stage 1	54	67	78	125
Transfers to Stage 2	(8)	(11)	(17)	(46)
Transfers to Stage 3	(2)	(1)	(3)	(1)
Originations	59	59	127	111
Maturities	(46)	(37)	(89)	(78)
Changes in risk, parameters and exposures	(68)	(76)	(79)	(108)
Exchange rate and other	3	4	2
Balance at end of period	293	254	293	254
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	361	334	340	352
Provision for credit losses
Transfers to Stage 1	(45)	(67)	(69)	(125)
Transfers to Stage 2	8	14	19	49
Transfers to Stage 3	(17)	(13)	(33)	(19)
Originations	17	9	27	17
Maturities	(36)	(56)	(79)	(108)
Changes in risk, parameters and exposures	65	68	149	131
Exchange rate and other	5	6	4	(2)
Balance at end of period	358	295	358	295
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	448	442	365	407
Provision for credit losses
Transfers to Stage 1	(9)		(9)
Transfers to Stage 2		(3)	(2)	(3)
Transfers to Stage 3	19	14	36	20
Changes in risk, parameters and exposures	167	28	306	102
Write-offs	(168)	(36)	(236)	(63)
Recoveries	13	18	20	27
Exchange rate and other	(13)		(23)	(27)
Balance at end of period	$ 457	$ 463	$ 457	$ 463